Business Combination - Summary of Analysis of Cash Flows on Acquisition (Detail) $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($)
Disclosure of detailed information about business combination [abstract]
Cash payment	$ (1,900)
Cash and cash equivalents acquired	4
Net cash flow on acquisition	$ (1,896)